Loans (Details Narrative) - USD ($)		2 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended
	Jan. 08, 2021	Mar. 10, 2021	Mar. 02, 2021	May 04, 2020	Apr. 24, 2020	Jun. 05, 2020	Jun. 04, 2020	Jun. 30, 2021	Jun. 30, 2020
Line of Credit Facility [Line Items]
Interest expense incurred from loans amount								$ 22,827	$ 868
A V X Design And Integration [Member] | Ppp Loan [Member]
Line of Credit Facility [Line Items]
Proceeds from loans		$ 108,750
Interest rate		0.98%
Term		5 years
A V X Design And Integration [Member] | Ppp Loan [Member] | J P Morgan Chase Bank [Member]
Line of Credit Facility [Line Items]
Proceeds from loans					$ 107,460
Interest rate					0.98%
Term					2 years
A V X Design And Integration [Member] | S B A Loan [Member] | J P Morgan Chase Bank [Member]
Line of Credit Facility [Line Items]
Proceeds from loans						$ 56,800
Interest rate						375.00%
Term						30 years
Perfecular [Member] | Ppp Loan [Member] | Bank Of America [Member]
Line of Credit Facility [Line Items]
Proceeds from loans				$ 151,500
Interest rate				1.00%
Term				2 years
Other income				$ 151,500
Perfecular [Member] | Ppp Loan [Member] | Wells Fargo Bank [Member]
Line of Credit Facility [Line Items]
Proceeds from loans			$ 158,547
Interest rate			1.00%
Term			2 years
Perfecular [Member] | S B A Loan [Member] | Wells Fargo Bank [Member]
Line of Credit Facility [Line Items]
Proceeds from loans							$ 81,100
Interest rate							3.75%
Term							30 years
Focus [Member] | Bank Loan [Member] | East West Bank [Member]
Line of Credit Facility [Line Items]
Proceeds from loans	$ 1,500,000
Interest rate	0.25%
Periodic payment	$ 1,357,178
Due date	Jan. 22, 2026